General (LATAM Transaction) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
Variable Interest Entity [Line Items]
Number of aircraft	1,132
Deposit Assets	$ 3,486,514,000	$ 223,815,000	$ 53,594,000
LATAM [Member]
Variable Interest Entity [Line Items]
Purchase and leaseback agreement		2,600,000,000
Number of aircraft		25
Payments for (Proceeds from) Productive Assets		659,000,000
Amount allocated to flight equipment held for operating leases		577,000,000
Deposit Assets		$ 82,000,000
Number of aircraft to be delivered	13	15
A350-900 Aircraft [Member] | LATAM [Member]
Variable Interest Entity [Line Items]
Number of aircraft		9
Boeing 787-9 Aircraft [Member] | LATAM [Member]
Variable Interest Entity [Line Items]
Number of aircraft		4
Boeing 787-8 Aircraft [Member] | LATAM [Member]
Variable Interest Entity [Line Items]
Number of aircraft		2
A330 Aircraft [Member] | LATAM [Member]
Variable Interest Entity [Line Items]
Number of aircraft		10
Average age of aircraft		4 years